Note 11 - Finance Lease Liabilities and Other Loans - Finance Lease Liabilities and Other Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Outstanding	$ 6,105	$ 4,269
Interest bearing loans [member]
Statement Line Items [Line Items]
Outstanding	$ 3,767	$ 4,040
Interest bearing loans [member] | Bottom of range [member]
Statement Line Items [Line Items]
Interest rate	1.60%
Maturity	February 2019
Interest bearing loans [member] | Top of range [member]
Statement Line Items [Line Items]
Interest rate	3.80%
Maturity	July 2023